UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

Form 13F

Form 13F Cover Page

"Report for calendar year or quarter ended: March 31, 2001"

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.):[  ] is a restatement
		   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Fiduciary Investment Management International Inc
Address:	"Two World Trade Center,N.Y., N.Y. 10048"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the "person signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete," "and that it is understood that all required items, statements," "schedules, lists and tables, are considered integral parts" of this form.

Person Signing this report on behalf of reporting manager:

Name:	Kelly P. Flynn
Title:	Assistant Vice President
Phone:	212 466 4100
"Signature, Place, and Date of Signing:"


Kelly P. Flynn	"New York, New York"	10-May-01

Report Type	(Check only one)

[  ]		13F Holdings Report
[XX]		13F Notice
[  ]		13F Combination Report

List of other managers reporting for this manager:

Form 13F File Number			Name

28 - 2157		Fiduciary Trust Company International



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

Form 13F

Form 13F Cover Page

"Report for calendar year or quarter ended: March 31, 2001"

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.):[  ] is a restatement
		   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Fiduciary Trust International of Delaware
Address:	"13th and Market Street, Wilmington, DE 19801"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the "person signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete," "and that it is understood that all required items, statements," "schedules, lists and tables, are considered integral parts" of this form.

Person Signing this report on behalf of reporting manager:

Name:	Kelly P. Flynn
Title:	Assistant Vice President
Phone:	212 466 4100
"Signature, Place, and Date of Signing:"


Kelly P. Flynn	"New York, New York"	10-May-01

Report Type	(Check only one)

[  ]		13F Holdings Report
[XX]		13F Notice
[  ]		13F Combination Report

List of other managers reporting for this manager:

Form 13F File Number			Name

28 - 2157		Fiduciary Trust Company International



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

Form 13F

Form 13F Cover Page

"Report for calendar year or quarter ended: March 31, 2001"

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.):[  ] is a restatement
		   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Fiduciary Trust International of California
Address:	"444 S. Flower Street, Los Angeles, CA 90071"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the "person signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete," "and that it is understood that all required items, statements," "schedules, lists and tables, are considered integral parts" of this form.

Person Signing this report on behalf of reporting manager:

Name:	Kelly P. Flynn
Title:	Assistant Vice President
Phone:	212 466 4100
"Signature, Place, and Date of Signing:"


Kelly P. Flynn	"New York, New York"	10-May-01

Report Type	(Check only one)

[  ]		13F Holdings Report
[XX]		13F Notice
[  ]		13F Combination Report

List of other managers reporting for this manager:

Form 13F File Number			Name

28 - 2157		Fiduciary Trust Company International

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

Form 13F

Form 13F Cover Page

"Report for calendar year or quarter ended: March 31, 2001"

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.):[  ] is a restatement
		   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Fiduciary Trust International of the South
Address:	"100 S.E. 2nd Street, Miami, FL 33131"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the "person signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete," "and that it is understood that all required items, statements," "schedules, lists and tables, are considered integral parts" of this form.

Person Signing this report on behalf of reporting manager:

Name:	Kelly P. Flynn
Title:	Senior Vice President
Phone:	212 466 4100
"Signature, Place, and Date of Signing:"


Kelly P. Flynn	"New York, New York"	10-May-01

Report Type	(Check only one)

[  ]		13F Holdings Report
[XX]		13F Notice
[  ]		13F Combination Report

List of other managers reporting for this manager:

Form 13F File Number			Name

28 - 2157		Fiduciary Trust Company International

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

Form 13F

Form 13F Cover Page

"Report for calendar year or quarter ended: March 31, 2001"

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.):[  ] is a restatement
		   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	FTI - Banque Fiduciary Trust
Address:	Route de Pre-Bois 29 Case Postale 156
"1215 Geneva, 15, Switzerland"


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the "person signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete," "and that it is understood that all required items, statements," "schedules, lists and tables, are considered integral parts" of this form.

Person Signing this report on behalf of reporting manager:

Name:	Kelly P. Flynn
Title:	Senior Vice President
Phone:	212 466 4100
"Signature, Place, and Date of Signing:"


Kelly P. Flynn	"New York, New York"	10-May-01

Report Type	(Check only one)

[  ]		13F Holdings Report
[XX]		13F Notice
[  ]		13F Combination Report

List of other managers reporting for this manager:

Form 13F File Number			Name

28 - 2157		Fiduciary Trust Company International